Average Annual Total Returns - NVIT Multi-Manager Mid Cap Value Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Russell Midcap® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees or expenses) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees or expenses) 10 Years
Total	(1.07%)	7.41%	9.71%	(1.14%)	7.31%	9.57%	4.96%	9.73%	10.49%